Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 09, 2020
Debt Instrument, Redemption [Line Items]
Net loss	$ (34,738)	$ (198,780)	$ (233,518)	$ (57,107)
Loss on marketable securities, dividends and interest held in Trust Account		$ (13,413)	$ (13,413)
Class A Ordinary Shares [Member]
Debt Instrument, Redemption [Line Items]
Common stock subject to possible redemption		14,048,096	14,048,096	14,064,255
Antidilutive securities excluded from computation of earnings per share (in shares)			5,149,666	5,149,666
Net loss		$ (13,000)	$ (13,000)	$ 0
Class B Ordinary Shares [Member]
Debt Instrument, Redemption [Line Items]
Net loss		$ (185,000)	$ (220,000)	$ (57,000)